Share capital and Contributed Surplus - Schedule of issued common shares (Details) - CAD ($)	1 Months Ended							3 Months Ended				9 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 17, 2020	Jun. 30, 2020	May 31, 2020	Mar. 31, 2020	Jan. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning Balance (in shares)							383,996			383,996		383,996	699,511	589,518	3
Outstanding amount, beginning of the period							$ 2,284,353			$ 2,284,353		$ 2,284,353	$ 17,215,068	$ 9,374,563	$ 200
Issued price					$ 31.5											$ 66.67
Outstanding amount including share offering costs								$ 10,074,449				10,074,449
Less: share offering costs					$ (58,065)					$ (45,283)		$ (699,886)	$ (33,880)	$ (606,622)
Ending Balance (in shares)	699,511		589,517					589,518			383,996	589,518	773,225	699,511	383,996	3
Outstanding amount, end of the period	$ 17,215,068							$ 9,374,563			$ 2,284,353	$ 9,374,563	$ 19,496,640	$ 17,215,068	$ 2,284,353	$ 200
Directors converted loans [Member]
Disclosure of classes of share capital [line items]
Issued common shares															92,857
Issued price															$ 0.34
Amount															$ 31,308
Parent company converted loans [Member]
Disclosure of classes of share capital [line items]
Issued common shares															152,857
Issued price															$ 3.06
Amount															$ 467,000
Directors converted loans two [Member]
Disclosure of classes of share capital [line items]
Issued common shares															21,429
Issued price															$ 7
Amount															$ 150,000
Converted debt and accrued interest [Member]
Disclosure of classes of share capital [line items]
Issued common shares												6,523			44,350
Issued price												$ 39.2			$ 14
Amount												$ 255,718			$ 620,897
Private placement [Member]
Disclosure of classes of share capital [line items]
Issued common shares				229		12,082	37,500				72,500	37,500			72,500
Issued price				$ 34.93		$ 35	$ 28			$ 28	$ 14	$ 28			$ 14
Amount												$ 1,050,000			$ 1,014,948
Less: share offering costs	$ (130,730)
Private placement [Member]
Disclosure of classes of share capital [line items]
Issued common shares												49,811	22,857	10,714
Amount												$ 1,480,875	$ 272,000	$ 1,110,000
Exercise of warrants [Member]
Disclosure of classes of share capital [line items]
Issued common shares												0	19,000	10,380
Amount												$ 0	$ 277,098	$ 815,307
Bonus shares relating to borrowings [Member]
Disclosure of classes of share capital [line items]
Issued common shares												0	18,525	0
Amount												$ 0	$ 411,692	$ 0
Conversion of share units [Member]
Disclosure of classes of share capital [line items]
Issued common shares												0	8,349	138
Amount												$ 0	$ 874,840	$ 12,498
Acquisition [Member]
Disclosure of classes of share capital [line items]
Issued common shares												0	3,965	0
Amount												$ 0	$ 377,503	$ 0
Conversion of contingent shares [Member]
Disclosure of classes of share capital [line items]
Issued common shares												0	875	0
Amount												$ 0	$ 83,319	$ 0
Debt settlements [Member]
Disclosure of classes of share capital [line items]
Issued common shares												0	143	1,305
Amount												$ 0	$ 19,000	$ 63,866
Brokered private placement [Member]
Disclosure of classes of share capital [line items]
Issued common shares												62,994	0	51,087
Issued price												$ 49.01
Amount												$ 3,087,138	$ 0	$ 3,611,818
Less: share offering costs		$ (630,680)
Exercise of stock options [Member]
Disclosure of classes of share capital [line items]
Issued common shares												1,743	0	18,195
Issued price												$ 44.8
Amount												$ 78,080	$ 0	$ 1,292,015
Private placement two [Member]
Disclosure of classes of share capital [line items]
Issued common shares												12,082
Issued price										$ 35		$ 35
Amount												$ 422,875
Asset acquisition [Member]
Disclosure of classes of share capital [line items]
Issued common shares		14,286										9,957	0	14,286
Issued price												$ 16.8
Amount												$ 167,280	$ 0	$ 1,290,000
New converted debt and accrued interest [Member]
Disclosure of classes of share capital [line items]
Issued common shares												45,858
Issued price												$ 28.96
Amount												$ 1,328,163
Private placement three [Member]
Disclosure of classes of share capital [line items]
Issued common shares									229			229
Issued price												$ 34.93
Amount												$ 8,000
Exercise of broker compensation options [Member]
Disclosure of classes of share capital [line items]
Issued common shares												0	0	2,459
Amount												$ 0	$ 0	$ 347,680
Amended license [Member]
Disclosure of classes of share capital [line items]
Issued common shares		1,429										0	0	1,429
Amount												$ 0	$ 0	$ 137,000
Conversion of 15% 2020 converted notes [Member]
Disclosure of classes of share capital [line items]
Issued common shares												45,858	0	0
Amount												$ 1,328,163	$ 0	$ 0
Performance bonus [Member]
Disclosure of classes of share capital [line items]
Issued common shares								643				14,929	0	0
Issued price												$ 49
Amount												$ 731,500	$ 0	$ 0
Foremost's qualifying transaction [Member]
Disclosure of classes of share capital [line items]
Issued common shares												12,836	0	0
Issued price												$ 49
Amount												$ 628,949	$ 0	$ 0
Conversion of 10% 2019 converted notes [Member]
Disclosure of classes of share capital [line items]
Issued common shares												6,523	0	0
Amount												$ 255,718	$ 0	$ 0
Consulting services [Member]
Disclosure of classes of share capital [line items]
Issued common shares												871	0	0
Issued price												$ 37.19
Amount												$ 32,393	$ 0	$ 0
Share offering costs [Member]
Disclosure of classes of share capital [line items]
Less: share offering costs												$ (699,886)	$ (33,880)	$ (839,679)